Note 20 - Other Charges - Other Charges Included in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Acquisition-related costs	$ 1,981	$ 3,457	$ 3,187
Contingent consideration adjustments	(1,946)	340	591
Restructuring plans	2,300		20
Other Nonoperating Expense, Total	$ 2,335	$ 3,797	$ 3,798